Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	ALVOTECH
Entity Central Index Key	0001898416
Entity File Number	001-41421
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	9
Entity Address, Address Line Two	Rue de Bitbourg
Entity Address, City or Town	Luxembourg
Entity Address, Postal Zip Code	1273
Entity Address, Country	LU
Entity Common Stock, Shares Outstanding	248,649,506
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Auditor Name	Deloitte ehf.
Auditor Firm ID	1490
Auditor Location	Kópavogur, Iceland
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Robert Wessman
Entity Address, Address Line One	Sæmundargata 15-19
Entity Address, City or Town	Reykjavík
Entity Address, Postal Zip Code	102
Entity Address, Country	IS
City Area Code	354
Local Phone Number	422 4500
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ALVO
Security Exchange Name	NASDAQ
Warrants [member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ALVOW
Security Exchange Name	NASDAQ